Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Segment
The table below presents the changes in goodwill allocated to the Company’s reporting units in each reportable segment.

	ISRS	C&NS	Electronic Systems	Consolidated Total
	(in millions)
December 31, 2015
Goodwill	$2,493	$1,860	$1,846	$6,199
Accumulated impairment losses	(46)	(15)	(43)	(104)
	2,447	1,845	1,803	6,095
Business acquisitions(1)	28	20	287	335
Foreign currency translation adjustments	(9)	3	(50)	(56)

December 31, 2016
Goodwill	2,512	1,883	2,083	6,478
Accumulated impairment losses	(46)	(15)	(43)	(104)
	2,466	1,868	2,040	6,374
Business acquisitions(1)	8	73	131	212
Business divestitures(2)	—	—	(12)	(12)
Foreign currency translation adjustments	26	21	46	93
Assets held for sale(3)	(42)	—	(10)	(52)

December 31, 2017
Goodwill	2,504	1,977	2,238	6,719
Accumulated impairment losses	(46)	(15)	(43)	(104)
	$2,458	$1,962	$2,195	$6,615
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(1)
For the year ended December 31, 2017, business acquisitions for the ISRS segment included primarily the Kigre business acquisition. Business acquisitions for the C&NS segment included primarily the Adaptive Methods, Open Water Power, and OceanServer business acquisitions. Business acquisitions for the Electronic Systems segment included the acquisitions of the ETD, Doss Aviation and G-Air businesses and the purchase price allocation adjustments for the MacH and Aerosim business acquisitions. For the year ended December 31, 2016, business acquisitions for the ISRS segment included the Micreo business acquisition and the final purchase price allocation for the L3 ForceX business acquisition. Business acquisition for the C&NS segment included the ATM business acquisition. Business acquisitions for the Electronic Systems segment included the acquisitions of the MacH and Aerosim businesses and the final purchase price allocation for L3 CTC business acquisition.

(2)	The decrease for the Electronic Systems segment was due to the divestitures of Coleman and Aviation Jet Services during the quarterly period ended March 31, 2017.

(3)	The Aerostructures businesses from the Company’s ISRS segment are classified as held for sale as of December 31, 2017.

Identifiable Intangible Assets
The table below presents information for the Company’s identifiable intangible assets that are subject to amortization and indefinite-lived intangible assets.

		December 31, 2017			December 31, 2016
	Weighed Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)	(in millions)
Customer contractual relationships	14	$393	$257	$136	$360	$229	$131
Technology	10	189	114	75	191	102	89
Other	15	29	14	15	21	12	9
Total subject to amortization		611	385	226	572	343	229
IPR&D	indefinite	66	—	66	—	—	—
Total		$677	$385	$292	$572	$343	$229

Amortization Expense	The table below presents amortization expense recorded by the Company for its identifiable intangible assets.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Amortization expense	$43	$33	$32

Estimated Amortization Expense
Based on gross carrying amounts at December 31, 2017, the Company’s estimate of amortization expense for identifiable intangible assets for the years ending December 31, 2018 through 2022 is presented in the table below.

	Year Ending December 31,
	2018	2019	2020	2021	2022
	(in millions)
Estimated amortization expense	$44	$39	$31	$25	$21